Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of financial assets and liabilities
Financial assets and liabilities in the consolidated statement of financial position were as follows:

June 30, 2023	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging	Total
Cash and cash equivalents	313	2,545	-	-	2,858
Trade and other receivables	1,000	-	-	-	1,000
Other financial assets - current	12	92	-	-	104
Other financial assets - non-current	20	263	103	62	448
Current indebtedness	(2,440)	-	-	-	(2,440)
Trade payables (see note 14)	(161)	-	-	-	(161)
Accruals (see note 14)	(617)	-	-	-	(617)
Other financial liabilities - current (1)	(60)	(64)	-	-	(124)
Long-term indebtedness	(3,141)	-	-	-	(3,141)
Other financial liabilities - non current (2)	(199)	(3)	-	-	(202)
Total	(5,273)	2,833	103	62	(2,275)

December 31, 2022	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging	Total
Cash and cash equivalents	820	249	-	-	1,069
Trade and other receivables	1,069	-	-	-	1,069
Other financial assets - current	13	191	-	-	204
Other financial assets - non-current	24	400	61	42	527
Current indebtedness	(1,647)	-	-	-	(1,647)
Trade payables (see note 14)	(237)	-	-	-	(237)
Accruals (see note 14)	(834)	-	-	-	(834)
Other financial liabilities - current (1)(3)	(781)	(31)	-	-	(812)
Long-term indebtedness	(3,114)	-	-	-	(3,114)
Other financial liabilities - non current (2)	(204)	(29)	-	-	(233)
Total	(4,891)	780	61	42	(4,008)

(1)	Includes lease liabilities of $53 million (2022 - $56 million).
(2)	Includes lease liabilities of $177 million (2022 - $179 million).
(3)
Includes a commitment to repurchase up to $718 million of shares related to the Company’s automatic share repurchase plan with its broker to repurhcase the Company’s shares during its internal trading blackout period. See note 16.

Summary of debt and related derivative instruments
The following is a summary of debt and related derivative instruments that hedged the cash flows of debt:

	Carrying Amount		Fair Value
June 30, 2023	Primary Debt Instruments	Derivative Instruments (Asset)	Primary Debt Instruments	Derivative Instruments (Asset)
Commercial paper	1,840	-	1,844	-
C$1,400, 2.239% Notes, due 2025	1,056	(62)	998	(62)
$600, 4.30% Notes, due 2023	600	-	597	-
$450, 3.85% Notes, due 2024 (1)	241	-	235	-
$500, 3.35% Notes, due 2026	498	-	474	-
$350, 4.50% Notes, due 2043 (1)	116	-	89	-
$350, 5.65% Notes, due 2043	342	-	323	-
$400, 5.50% Debentures, due 2035	396	-	377	-
$500, 5.85% Debentures, due 2040	492	-	480	-
Total	5,581	(62)	5,417	(62)
Current portion	2,440	-
Long-term portion	3,141	(62)

	Carrying Amount		Fair Value
December 31, 2022	Primary Debt Instruments	Derivative Instruments (Asset)	Primary Debt Instruments	Derivative Instruments (Asset)
Commercial paper	1,048	-	1,050	-
C$1,400, 2.239% Notes, due 2025	1,030	(42)	972	(42)
$600, 4.30% Notes, due 2023	599	-	594	-
$450, 3.85% Notes, due 2024 (1)	241	-	235	-
$500, 3.35% Notes, due 2026	497	-	473	-
$350, 4.50% Notes, due 2043 (1)	116	-	89	-
$350, 5.65% Notes, due 2043	342	-	324	-
$400, 5.50% Debentures, due 2035	396	-	379	-
$500, 5.85% Debentures, due 2040	492	-	482	-
Total	4,761	(42)	4,598	(42)
Current portion	1,647	-
Long-term portion	3,114	(42)

(1)	Notes were partially redeemed in October 2018.

Fair value hierarchy
The levels used to determine fair value measurements for those instruments carried at fair value in the consolidated statement of financial position are as follows:

June 30, 2023				Total

Assets	Level 1	Level 2	Level 3	Balance

Money market accounts	-	2,545	-	2,545

Other receivables (1)	-	-	263	263

Foreign exchange contracts (2)	-	92	-	92

Financial assets at fair value through earnings	-	2,637	263	2,900

Financial assets at fair value through other comprehensive income (3)	27	-	76	103

Derivatives used for hedging (4)	-	62	-	62

Total assets	27	2,699	339	3,065

Liabilities

Foreign exchange contracts (2)	-	(43)	-	(43)

Contingent consideration (5)	-	-	(24)	(24)

Financial liabilities at fair value through earnings	-	(43)	(24)	(67)

Total liabilities	-	(43)	(24)	(67)

December 31, 2022				Total

Assets	Level 1	Level 2	Level 3	Balance

Money market accounts	-	249	-	249

Other receivables (1)	-	-	245	245

Foreign exchange contracts (2)	-	346	-	346

Financial assets at fair value through earnings	-	595	245	840

Financial assets at fair value through other comprehensive income (3)	19	-	42	61

Derivatives used for hedging (4)	-	42	-	42

Total assets	19	637	287	943

Liabilities

Foreign exchange contracts (2)	-	(37)	-	(37)

Contingent consideration (5)	-	-	(23)	(23)

Financial liabilities at fair value through earnings	-	(37)	(23)	(60)

Total liabilities	-	(37)	(23)	(60)

(1)	Receivables under indemnification arrangement (see note 19).
(2)	Relates to the management of foreign exchange risk on a portion of the Company’s indirect investment in LSEG.
(3)	Investments in entities over which the Company does not have control, joint control or significant influence.
(4)	Comprised of fixed-to-fixed cross-currency swaps on indebtedness.
(5)	Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase.